Concentrations of Credit Risk - Additional Information (Detail) (Sales)	6 Months Ended
Jun. 30, 2013 Customer
Unusual Risk or Uncertainty [Line Items]
Percentage of revenue from major customers	92.80%
Number of major customers	6
Customer 1
Unusual Risk or Uncertainty [Line Items]
Percentage of revenue from major customers	37.90%